PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Property [Member] USD ($)	Dec. 31, 2012 Property [Member] CNY	Dec. 31, 2011 Property [Member] CNY	Dec. 31, 2012 Machinery and Equipment [Member] USD ($)	Dec. 31, 2012 Machinery and Equipment [Member] CNY	Dec. 31, 2011 Machinery and Equipment [Member] CNY	Dec. 31, 2012 Furniture and Office Equipment [Member] USD ($)	Dec. 31, 2012 Furniture and Office Equipment [Member] CNY	Dec. 31, 2011 Furniture and Office Equipment [Member] CNY	Dec. 31, 2012 Vehicles [Member] USD ($)	Dec. 31, 2012 Vehicles [Member] CNY	Dec. 31, 2011 Vehicles [Member] CNY
Property and equipment, at cost	$ 5,262	32,783	51,974	$ 4	23	1,671	$ 227	1,416	3,780	$ 4,309	26,845	33,874	$ 722	4,499	12,649
Less: accumulated depreciation	(2,451)	(15,268)	(34,083)
Property and equipment, net	$ 2,811	17,515	17,891